UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO
RULE 23C-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act file number: 811-21235

FEDERATED HERMES PREMIER MUNICIPAL INCOME FUND
(Exact Name of the Registrant as Specified in Charter)

c/o Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Office – Zip Code)

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (“Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the dates set for the redemption.

(1) Title of Class of Securities of Federated Premier Municipal Income Fund (the “Fund”) to be Redeemed:

Variable Municipal Term Preferred Shares, Series 2019 (CUSIP #31423 P 504) (“VMTP Shares”), each with a liquidation preference of $50,000 per share.

(2) Date on Which the Securities are to be Redeemed:

The Fund intends to redeem the VMTP Shares on or about April 2, 2026.  The Fund reserves the right to postpone or cancel any such voluntary redemption in its sole discretion.

(3) Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:

The applicable provisions are in Section 2.6 of the Fund’s Statement Establishing and Fixing the Rights and Preferences of Variable Rate Municipal Term Preferred Shares, Series 2019.

(4) Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:

The Fund intends to redeem 200 Series 2019 VMTP Shares.

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the Fund has caused this notification to be duly executed on its behalf in the City of Pittsburgh and the State of Pennsylvania on the 30th day of March, 2026.

FEDERATED HERMES PREMIER MUNICIPAL INCOME FUND

By: /s/ Jonathan Lushko
Name:	Jonathan Lushko
Title:	Assistant Secretary